VESSELS (Details) $ in Thousands		1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 09, 2022 Building	Nov. 30, 2021 Vessel	Jul. 31, 2021 Vessel	Apr. 12, 2022 USD ($) Vessel	May 11, 2022 Vessel	Dec. 31, 2021 USD ($) Vessel Building	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel						21	23
Vessels [Abstract]
Total						$ 1,324,195	$ 1,398,690
Less Accumulated Depreciation						(557,527)	(537,348)
Less Accumulated Impairment Loss on Vessels						(51,405)	0
Net Book Value Vessels						715,263	861,342
Vessel Held for Sale						14,960	0
Payment for vessels under construction						$ 13,270	11,000	$ 0
Number of new buildings | Building						2
Remaining commitments						$ 88,000
Number of vessels sold | Vessel						1
Net consideration						$ 14,300
Impairment loss on vessels						$ 60,311	0	$ 0
Number of vessels, intention to sell | Vessel			2
Number of vessels disposed | Vessel		1
Number of vessels classified as held for sale | Vessel						1
Number of vessels built | Vessel						5
Subsequent Event [Member]
Vessels [Abstract]
Number of new buildings | Building	2
Number of vessels sold | Vessel				3
Net consideration				$ 46,400
Number of vessels disposed | Vessel					3
Held for Sale [Member]
Vessels [Abstract]
Impairment loss on vessels						$ 8,900
Number of vessels disposed | Vessel						1
Periodic Impairment Assessment [Member]
Vessels [Abstract]
Impairment loss on vessels						$ 51,400
Vessels [Member]
Vessels [Abstract]
Additions						3,868	6,845
Disposals						(76,183)	0
Total						1,316,463	1,309,618
Drydocking [Member]
Vessels [Abstract]
Additions						7,881	22,278
Disposals						(10,061)	0
Total						$ 82,227	$ 59,949